UNAUDITED CONDENSED BALANCE SHEETS - USD ($)	Oct. 31, 2025		Jan. 31, 2025
Current Assets
Cash	$ 220		$ 59,073
Prepaid expenses	165,049
Total Current Assets	165,269		59,073
Deferred offering costs			149,313
Prepaid expenses	114,735
Investments held in Trust Account	87,774,470
Total Assets	88,054,474		208,386
Current Liabilities
Accrued expenses	195,166		18,539
Accrued offering costs	278		3,063
Due to related party – administrative fee	5,806
Due to related party	10,000
Due to target company (Greenland)	100,000
Promissory note – related party			200,000
Total Current Liabilities	311,250		221,602
Total Liabilities	311,250		221,602
Ordinary shares subject to possible redemption, 8,625,000 shares and 0 shares at redemption value of $10.18 and $0 per share as of October 31, 2025 and January 31, 2025, respectively	87,774,470
Shareholders’ Deficit
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 3,373,750 and 3,075,000 shares issued and outstanding as of October 31, 2025 and January 31, 2025 (excluding 8,625,000 and 0 shares subject to possible redemption as of October 31, 2025 and January 31, 2025, respectively)	337	[1]	307	[2]
Additional paid-in capital			29,041
Accumulated deficit	(31,583)		(42,564)
Total Shareholders’ Deficit	(31,246)		(13,216)
Total Liabilities and Shareholders’ Deficit	$ 88,054,474		$ 208,386

[1]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).
[2]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).